BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2022
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS:

The Company’s condensed consolidated interim financial statements for the three and six months ended June 30, 2022 (the "Condensed Consolidated Interim Financial Statements"), have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2021, and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of operations for the three and six months ended June 30, 2022, are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

a.	The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2021, except for the following additions:

Revenues from licensing

The Company accounts for licenses of intellectual property (“IP”) rights and manufacturing and supply services as distinct performance obligations if the customer can benefit from the good or services either on its own or together with other resources that are readily available to the customer (i.e. – the good or service is capable of being distinct) and if the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e. – the promise is distinct within the context of the contract).

If the promise to grant the license is distinct, the Company determines whether the nature of the promise in granting the license to the customer is to provide the customer with either a right to access the entity’s IP as it exists throughout the license period or a right to use the entity’s IP as it exists at the point in time at which the license is granted. Accordingly, revenue from a license providing a right of use to the Company’s is recognized at the point in time when control of the distinct license is transferred to the customer. Revenue from a license providing a right of access to the Company’s IP is recognized over the access period.

Variable consideration, such as sales-based royalties and milestones that are allocated to license of IP are recognized only when (or as) the later of the following occurs: (a) the subsequent sale occurs; and (b) the performance obligation to which some or all the sales-based royalty has been allocated has been satisfied (or partially satisfied).

Revenue from achieving additional milestones is recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement.

b.	The following clarification to standards issued by the IASB has been adopted by the Company in the three months ended in June 30,2022:

IFRIC Agenda Decision on Demand Deposits with Restrictions on Use arising from a Contract with a Third Party (IAS 7 - Statement of Cash Flows)

In April 2022, the International Financial Reporting Interpretations Committee (IFRIC) issued an agenda decision clarifying that an entity should present a demand deposit with restrictions on use arising from a contract with a third party as cash and cash equivalents in the statements of financial position and cash flows, unless those restrictions change the nature of the deposit such that it no longer meets the definition of cash in IAS 7.

The adoption of the agenda did not have an impact on the Company’s condensed consolidated interim financial statements as of June 30,2022.